Nature Of Business	12 Months Ended
Dec. 31, 2016
Nature Of Business [Abstract]
Nature Of Business

Note 1 – Nature Of Business

eMagin Corporation and its wholly owned subsidiary, Virtual Vision, Inc. (the “Company”) designs, manufactures and supplies OLED-on-silicon microdisplays and virtual imaging products which utilize OLED microdisplays. The Company’s products are sold mainly in North America, Asia, and Europe.